Document and Entity Information	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2026
Entity File Number	001-38656
Entity Registrant Name	Bank7 Corp.
Entity Central Index Key	0001746129
Entity Incorporation, State or Country Code	OK
Entity Tax Identification Number	20-0763496
Entity Address, Address Line One	1039 N.W. 63rd Street
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73116
City Area Code	405
Local Phone Number	810-8600
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	BSVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false